Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (h)	Net Sales ($) (i)
					Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)
Fiscal 2023	25,306,714	30,987,575	16,301,614	19,285,472	131.84	125.62	11,680	605,881
Fiscal 2022	25,670,673	31,528,037	12,062,203	15,108,038	126.14	153.61	13,673	567,762
Fiscal 2021	22,574,358	44,179,457	11,432,511	21,196,266	124.77	141.39	13,510	555,233

Company Selected Measure Name	Net sales
Named Executive Officers, Footnote [Text Block]
C. Douglas McMillon served as CEO, who is our principal executive officer (PEO), for each of the years on the table. The non-PEO Named Executive Officers included when calculating the averages in in columns (c) and (d) are as follows:

Fiscal 2023	Fiscal 2022	Fiscal 2021
M. Brett Biggs	M. Brett Biggs	M. Brett Biggs
John David Rainey	Suresh Kumar	Suresh Kumar
Suresh Kumar	John Furner	John Furner
John Furner	Judith McKenna	Judith McKenna
Judith McKenna	Kathryn McLay	Kathryn McLay
Kathryn McLay

PEO Total Compensation Amount	$ 25,306,714	$ 25,670,673	$ 22,574,358
PEO Actually Paid Compensation Amount	$ 30,987,575	31,528,037	44,179,457
Adjustment To PEO Compensation, Footnote [Text Block]
Columns (c) and (e)
Below is an explanation of the amounts deducted and added from Summary Compensation table total compensation amounts to determine “compensation actually paid” as calculated in accordance with Item 402(v)(2) of Regulation S-K:

	PEO			Non-PEO NEOs (averages)
	Fiscal 2023	Fiscal 2022	Fiscal 2021	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation table total ($)	25,306,714	25,670,673	22,574,358	16,301,614	12,062,203	11,432,511
Less grant date fair value of stock awards (as reported in the Summary Compensation table) ($)	(19,411,326)	(19,195,007)	(15,827,794)	(12,488,869)	(8,370,384)	(7,877,220)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year ($)	20,196,471	19,298,673	15,703,691	13,270,497	7,912,519	7,801,354
Add fair value as of vesting date of awards granted and vested during the same fiscal year ($)	0	0	0	504,179	506,097	0
Change in fair value as of vesting date compared to prior year-end fair value for vested awards granted in prior years ($)	575,438	(237,046)	5,524,467	208,893	303,291	3,221,102
Change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years ($)	4,140,924	5,773,048	15,971,837	1,397,862	2,606,771	6,537,497
Add dividends paid on unvested equity awards during the fiscal year ($)	179,354	217,696	232,898	91,296	87,541	81,022
Compensation Actually Paid ($)	30,987,575	31,528,037	44,179,457	19,285,472	15,108,038	21,196,266
	Stock awards for our NEOs consist of a combination of restricted stock and performance-based restricted stock units. Equity fair values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation — Stock Compensation. The fair value of unvested time-based restricted stock, as well as the fair value of all share-based awards upon vesting, is based upon the closing price of a Share on the NYSE as of the applicable measurement date. The fair value of unvested performance-based restricted stock units is based upon the probable outcome of the applicable performance conditions as of the measurement date. We do not grant stock options to our named executive officers. Additionally, none of our NEOs participate in a defined benefit or actuarial pension plan.
Non-PEO NEO Average Total Compensation Amount	$ 16,301,614	12,062,203	11,432,511
Non-PEO NEO Average Compensation Actually Paid Amount	$ 19,285,472	15,108,038	21,196,266
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Columns (c) and (e)
Below is an explanation of the amounts deducted and added from Summary Compensation table total compensation amounts to determine “compensation actually paid” as calculated in accordance with Item 402(v)(2) of Regulation S-K:

	PEO			Non-PEO NEOs (averages)
	Fiscal 2023	Fiscal 2022	Fiscal 2021	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation table total ($)	25,306,714	25,670,673	22,574,358	16,301,614	12,062,203	11,432,511
Less grant date fair value of stock awards (as reported in the Summary Compensation table) ($)	(19,411,326)	(19,195,007)	(15,827,794)	(12,488,869)	(8,370,384)	(7,877,220)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year ($)	20,196,471	19,298,673	15,703,691	13,270,497	7,912,519	7,801,354
Add fair value as of vesting date of awards granted and vested during the same fiscal year ($)	0	0	0	504,179	506,097	0
Change in fair value as of vesting date compared to prior year-end fair value for vested awards granted in prior years ($)	575,438	(237,046)	5,524,467	208,893	303,291	3,221,102
Change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years ($)	4,140,924	5,773,048	15,971,837	1,397,862	2,606,771	6,537,497
Add dividends paid on unvested equity awards during the fiscal year ($)	179,354	217,696	232,898	91,296	87,541	81,022
Compensation Actually Paid ($)	30,987,575	31,528,037	44,179,457	19,285,472	15,108,038	21,196,266
	Stock awards for our NEOs consist of a combination of restricted stock and performance-based restricted stock units. Equity fair values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation — Stock Compensation. The fair value of unvested time-based restricted stock, as well as the fair value of all share-based awards upon vesting, is based upon the closing price of a Share on the NYSE as of the applicable measurement date. The fair value of unvested performance-based restricted stock units is based upon the probable outcome of the applicable performance conditions as of the measurement date. We do not grant stock options to our named executive officers. Additionally, none of our NEOs participate in a defined benefit or actuarial pension plan.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other NEOs as calculated in accordance with Item 402(v) of Regulation S-K, Walmart’s total shareholder return, and the total shareholder return of the S&P 500 Retailing Index over the applicable measurement period.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other NEOs as calculated in accordance with Item 402(v) of Regulation S-K, and Walmart’s net income calculated in accordance with GAAP over the applicable measurement period:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other NEOs as calculated in accordance with Item 402(v) of Regulation S-K, and Walmart’s net sales calculated in accordance with GAAP over the applicable measurement period:

Total Shareholder Return Vs Peer Group [Text Block]	Column (g) represents the cumulative total shareholder return of the S&P 500 Retailing Index over the same measurement period, assuming reinvestment of dividends.
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other NEOs as calculated in accordance with Item 402(v) of Regulation S-K, Walmart’s total shareholder return, and the total shareholder return of the S&P 500 Retailing Index over the applicable measurement period.

Tabular List [Table Text Block]

Net Sales
Operating Income
Return on Investment

Total Shareholder Return Amount	$ 131.84	126.14	124.77
Peer Group Total Shareholder Return Amount	125.62	153.61	141.39
Net Income (Loss)	$ 11,680,000,000	$ 13,673,000,000	$ 13,510,000,000
Company Selected Measure Amount	605,881,000,000	567,762,000,000	555,233,000,000
PEO Name	C. Douglas McMillon
Additional 402(v) Disclosure [Text Block]	Column (f) reflects total shareholder return calculated in the manner prescribed by Item 201(e) of Regulation S-K, and reflects the cumulative value of $100, including the reinvestment of dividends, if such amount were invested on January 31, 2019. Amounts in these columns are in millions. Column (h) reflects consolidated net income attributable to Walmart calculated in accordance with GAAP for each of the years shown. Column (i) reflects net sales calculated in accordance with GAAP for each of the years shown. Net sales is the company-selected financial measure from the list of the most important performance measures used to link compensation actually paid to our CEO and other NEOs to our company’s performance for fiscal 2023 from the list below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Investment
PEO [Member] | Less Grant Date Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,411,326)	$ (19,195,007)	$ (15,827,794)
PEO [Member] | Add Year-End Fair Value Of Awards Granted During Fiscal Year That Are Outstanding And Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,196,471	19,298,673	15,703,691
PEO [Member] | Add Fair Value As Of Vesting Date Of Awards Granted And Vested During The Same Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Compared To Prior Year-End Fair Value For Vested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	575,438	(237,046)	5,524,467
PEO [Member] | Change In Fair Value As Of Fiscal Year-End Compared To Prior Year-End Fair Value For Unvested and Outstanding Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,140,924	5,773,048	15,971,837
PEO [Member] | Add Dividends paid On Unvested Equity Awards During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	179,354	217,696	232,898
Non-PEO NEO [Member] | Less Grant Date Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,488,869)	(8,370,384)	(7,877,220)
Non-PEO NEO [Member] | Add Year-End Fair Value Of Awards Granted During Fiscal Year That Are Outstanding And Unvested At Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,270,497	7,912,519	7,801,354
Non-PEO NEO [Member] | Add Fair Value As Of Vesting Date Of Awards Granted And Vested During The Same Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	504,179	506,097	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Compared To Prior Year-End Fair Value For Vested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	208,893	303,291	3,221,102
Non-PEO NEO [Member] | Change In Fair Value As Of Fiscal Year-End Compared To Prior Year-End Fair Value For Unvested and Outstanding Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,397,862	2,606,771	6,537,497
Non-PEO NEO [Member] | Add Dividends paid On Unvested Equity Awards During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 91,296	$ 87,541	$ 81,022